Shareholder Report, Line Graph (Details) LMF8200_BrandywineGLOBAL - High Yield Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 2,043,350	$ 1,862,487	$ 1,615,715	$ 1,782,525	$ 1,689,878	$ 1,483,363	$ 1,283,587	$ 1,267,550	$ 1,147,327	$ 1,000,000	$ 2,156,018
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,136,925	1,122,886	1,064,056	1,223,195	1,242,353	1,155,606	1,062,952	1,062,831	1,026,475	1,000,000	$ 1,219,931
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Index
Accumulated Value	$ 1,721,515	$ 1,591,038	$ 1,402,308	$ 1,579,507	$ 1,499,114	$ 1,412,048	$ 1,234,202	$ 1,262,813	$ 1,174,895	$ 1,000,000	$ 1,867,919